Intangible assets excluding goodwill - Intangible assets excluding goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	€ 3,322	€ 3,552
Purchases Intangible assets other than goodwill	205	261
Internally generated intangible assets other than goodwill	203	189
Acquisitions through business combinations, intangible assets other than goodwill		926
Amortisation, intangible assets other than goodwill	415	(550)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(549)	(83)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	94	(252)
Increase (decrease) in intangible assets other than goodwill	267	(230)
Assets available for use	0	0
Decrease through classified as held for sale, intangible assets other than goodwill		(721)
Intangible assets other than goodwill at end of period	3,589	3,322
Brand names [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	278	455
Acquisitions through business combinations, intangible assets other than goodwill		7
Amortisation, intangible assets other than goodwill	11	(40)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(52)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	3	(24)
Increase (decrease) in intangible assets other than goodwill	(72)	(178)
Decrease through classified as held for sale, intangible assets other than goodwill		(120)
Intangible assets other than goodwill at end of period	205	278
Computer software [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	174	159
Purchases Intangible assets other than goodwill	92	86
Acquisitions through business combinations, intangible assets other than goodwill		2
Amortisation, intangible assets other than goodwill	0	(52)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(59)	(1)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	2	(1)
Increase (decrease) in intangible assets other than goodwill	30	15
Decrease through classified as held for sale, intangible assets other than goodwill		(19)
Intangible assets other than goodwill at end of period	204	174
Customer-related intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	1,004	1,241
Purchases Intangible assets other than goodwill	7	0
Acquisitions through business combinations, intangible assets other than goodwill		431
Amortisation, intangible assets other than goodwill	17	(142)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(114)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	36	(89)
Increase (decrease) in intangible assets other than goodwill	(70)	(238)
Decrease through classified as held for sale, intangible assets other than goodwill		(438)
Intangible assets other than goodwill at end of period	934	1,004
Other intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	21	34
Purchases Intangible assets other than goodwill	1	3
Acquisitions through business combinations, intangible assets other than goodwill		16
Amortisation, intangible assets other than goodwill	56	(3)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(4)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	3	(23)
Increase (decrease) in intangible assets other than goodwill	53	(13)
Decrease through classified as held for sale, intangible assets other than goodwill		(6)
Intangible assets other than goodwill at end of period	75	21
Product development construction in progress [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	436	542
Purchases Intangible assets other than goodwill	92	149
Internally generated intangible assets other than goodwill	203	189
Acquisitions through business combinations, intangible assets other than goodwill	(256)
Amortisation, intangible assets other than goodwill		0
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(27)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	8	(43)
Increase (decrease) in intangible assets other than goodwill	45	(106)
Assets available for use		(363)
Decrease through classified as held for sale, intangible assets other than goodwill		(11)
Intangible assets other than goodwill at end of period	481	436
Product development [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	586	537
Acquisitions through business combinations, intangible assets other than goodwill	256
Amortisation, intangible assets other than goodwill		(213)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(221)	(43)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	15	(35)
Increase (decrease) in intangible assets other than goodwill	34	49
Assets available for use		363
Decrease through classified as held for sale, intangible assets other than goodwill		(23)
Intangible assets other than goodwill at end of period	621	586
Technology-based intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	824	583
Purchases Intangible assets other than goodwill	14	23
Acquisitions through business combinations, intangible assets other than goodwill		470
Amortisation, intangible assets other than goodwill	330	(100)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(116)	(12)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	27	(37)
Increase (decrease) in intangible assets other than goodwill	246	241
Decrease through classified as held for sale, intangible assets other than goodwill		(103)
Intangible assets other than goodwill at end of period	1,070	824
Accumulated depreciation, amortisation and impairment [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(4,720)	(6,230)
Intangible assets other than goodwill at end of period	(5,408)	(4,720)
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(392)	(633)
Intangible assets other than goodwill at end of period	(484)	(392)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(431)	(421)
Intangible assets other than goodwill at end of period	(480)	(431)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(1,338)	(2,188)
Intangible assets other than goodwill at end of period	(1,488)	(1,338)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(84)	(99)
Intangible assets other than goodwill at end of period	(93)	(84)
Accumulated depreciation, amortisation and impairment [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(51)	(36)
Intangible assets other than goodwill at end of period	(51)	(51)
Accumulated depreciation, amortisation and impairment [member] | Product development [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(1,262)	(1,362)
Intangible assets other than goodwill at end of period	(1,483)	(1,262)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	(1,161)	(1,491)
Intangible assets other than goodwill at end of period	(1,330)	(1,161)
Gross carrying amount [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	8,042	9,782
Intangible assets other than goodwill at end of period	8,997	8,042
Gross carrying amount [member] | Brand names [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	670	1,088
Intangible assets other than goodwill at end of period	689	670
Gross carrying amount [member] | Computer software [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	605	580
Intangible assets other than goodwill at end of period	684	605
Gross carrying amount [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	2,342	3,429
Intangible assets other than goodwill at end of period	2,421	2,342
Gross carrying amount [member] | Other intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	105	134
Intangible assets other than goodwill at end of period	168	105
Gross carrying amount [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	487	578
Intangible assets other than goodwill at end of period	532	487
Gross carrying amount [member] | Product development [Member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	1,848	1,899
Intangible assets other than goodwill at end of period	2,103	1,848
Gross carrying amount [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill - Text Details (Detail) [Line Items]
Intangible assets other than goodwill at beginning of period	1,985	2,074
Intangible assets other than goodwill at end of period	€ 2,400	€ 1,985